Supplement Dated September 15, 2014
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective immediately.

Please delete all references to the Curian Guidance – Institutional Alt 100 Conservative Fund and replace them with Curian Guidance – Alt 100 Conservative Fund.

Please delete all references to the Curian Guidance – Institutional Alt 100 Moderate Fund and replace them with Curian Guidance – Alt 100 Moderate Fund.

Please delete all references to the Curian Guidance – Institutional Alt 100 Growth Fund and replace them with Curian Guidance – Alt 100 Growth Fund.

Please delete all references to the Curian Guidance – International Opportunities Conservative Fund and replace them with Curian Guidance – International Conservative Fund.

Please delete all references to the Curian Guidance – International Opportunities Moderate Fund and replace them with Curian Guidance – International Moderate Fund.

Please delete all references to the Curian Guidance – International Opportunities Growth Fund and replace them with Curian Guidance – International Growth Fund.

Please delete all references to the Curian/CenterSquare International REIT Fund and replace them with Curian/CenterSquare International Real Estate Securities Fund.

In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Equity 100 Fund, please delete the subsection entitled "Principal Investment Strategies," in its entirety and replace it with the following:

The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the "Additional Information About Each Fund" section of the Prospectus for a list of available Underlying Funds.

The Fund may allocate its assets among Underlying Funds categorized by the Adviser as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Although the Fund may invest in any of the Investment Categories listed in the table above, the Adviser intends only to invest in Underlying Funds categorized as Alternative Assets, Alternative Strategies, Domestic/Global Equity, International, Sector and Specialty.  The Fund considers the Underlying Funds in the Domestic/Global Equity and International investment categories to be funds that invest primarily in equity securities.  To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest in those that invest primarily in equity securities. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Fixed Income 100 Fund, please delete the subsection entitled "Principal Investment Strategies," in its entirety and replace it with the following:

The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust are available as Underlying Funds.  Please refer to the "Additional Information About Each Fund" section of the Prospectus for a list of available Underlying Funds.

The Fund may allocate its assets among Underlying Funds categorized by the Adviser as follows:

Investment Categories

Alternative Assets Alternative Strategies Domestic/Global Equity Domestic/Global Fixed Income International International Fixed Income Risk Management Sector Specialty Tactical Management

Although the Fund may invest in any of the Investment Categories listed in the table above, the Adviser intends only to invest in Underlying Funds categorized as Alternative Assets, Alternative Strategies, Domestic/Global Fixed Income, International Fixed Income, Sector and Specialty.  The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities.  To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest in those that invest primarily in fixed income securities. The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.

The Underlying Funds in which the Fund may invest may be changed from time to time at the discretion of the Adviser without notice or shareholder approval. Therefore, the Fund may invest in Underlying Funds that are not listed in the statutory prospectus.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

In the section entitled "Summary Overview of Each Fund" for the Curian Guidance – Fixed Income 100 Fund, under "Principal Risks of Investing in the Fund," please delete "Equity securities risk" in its entirety.

In the section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Alt 100 Conservative Fund, Curian Guidance – Alt 100 Moderate Fund, Curian Guidance – Alt 100 Growth Fund, Curian Guidance – International Conservative Fund, Curian Guidance – International Moderate Fund, Curian Guidance – International Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, and Curian Guidance – Real Assets Fund, please delete the table in its entirety and replace it with the following:

Domestic/Global Equity	Domestic/Global Fixed Income

Curian Variable Series Trust	Curian Variable Series Trust
Curian/DFA U.S. Micro Cap Fund	Curian/DoubleLine® Total Return Fund
Curian/Epoch Global Shareholder Yield Fund	Curian/PIMCO Credit Income Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL Series Trust
Curian/The Boston Company Equity Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL Series Trust	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/Mellon Capital Bond Index Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/PIMCO Real Return Fund
JNL/DFA U.S. Core Equity Fund	JNL/PIMCO Total Return Bond Fund
JNL/Eagle SmallCap Equity	JNL/PPM America Floating Rate Income Fund
JNL/Franklin Templeton Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Franklin Templeton Income Fund	JNL/Scout Unconstrained Bond Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/WMC Money Market Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Invesco Large Cap Growth Fund	JNL Investors Series Trust
JNL/Invesco Mid Cap Value Fund	JNL/PPM America Low Duration Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan MidCap Growth Fund
JNL/Mellon Capital S&P 500 Index Fund	International Fixed Income
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	Curian Variable Series Trust
JNL/Morgan Stanley Mid Cap Growth Fund	Curian/Baring International Fixed Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Mid Cap Value Fund	JNL Series Trust
JNL/PPM America Small Cap Value Fund	JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund	International
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund	Curian Variable Series Trust
JNL/WMC Balanced Fund	Curian/Aberdeen Latin America Fund
JNL/WMC Value Fund	Curian/Ashmore Emerging Market Small Cap Equity Fund
JNL/S&P Competitive Advantage Fund	Curian/Franklin Templeton Frontier Markets Fund
JNL/S&P Dividend Income & Growth Fund	Curian Focused International Equity Fund
JNL/S&P Intrinsic Value Fund	Curian/Lazard International Strategic Equity Fund
JNL/S&P Total Yield Fund	Curian/Schroder Emerging Europe Fund

JNL Variable Fund LLC	JNL Series Trust
JNL/Mellon Capital 25 Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Mellon Capital JNL 5 Fund	JNL/Eastspring Investments China-India Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Mellon Capital S&P® 24 Fund	JNL/Invesco International Growth Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/JPMorgan International Value Fund
JNL/Lazard Emerging Markets Fund
Risk Management	JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
Curian Variable Series Trust	JNL/Mellon Capital Pacific Rim 30 Fund
Curian Dynamic Risk Advantage – Diversified Fund	JNL/Mellon Capital International Index Fund
Curian Dynamic Risk Advantage – Growth Fund
Curian Dynamic Risk Advantage – Income Fund	Specialty

JNL Series Trust	JNL Series Trust
JNL/AllianceBernstein Dynamic Asset Allocation Fund	JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/S&P International 5 Fund

Domestic/Global Equity	Domestic/Global Fixed Income
Sector	JNL/S&P Mid 3 Fund

JNL Series Trust	JNL Variable Fund LLC
JNL/Mellon Capital Utilities Sector Fund	JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL Variable Fund LLC
JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Technology Sector Fund

Alternative Assets	Alternative Strategies

Curian Variable Series Trust	Curian Variable Series Trust
Curian/CenterSquare International Real Estate Securities Fund	Curian/AQR Risk Parity Fund
Curian/Franklin Templeton Natural Resources Fund	Curian/BlackRock Global Long Short Credit Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Van Eck International Gold Fund	Curian/FAMCO Flex Core Covered Call Fund
Curian Long Short Credit Fund
JNL Series Trust	Curian/Neuberger Berman Currency Fund
JNL/BlackRock Commodity Securities Strategy Fund	Curian/Nicholas Convertible Arbitrage Fund
JNL/Brookfield Global Infrastructure and MLP Fund	Curian/Pinebridge Merger Arbitrage Fund
JNL/Invesco Global Real Estate Fund	Curian/UBS Global Long Short Fixed Income Opportunities Fund
JNL/Red Rocks Listed Private Equity Fund
JNL Series Trust
Tactical Management	JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL Series Trust	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/BlackRock Global Allocation Fund	JNL/Mellon Capital Global Alpha Fund
JNL/Ivy Asset Strategy Fund

In the section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for Curian Guidance – Equity 100 Fund, please delete the first, second, and third paragraphs in their entirety and replace them with the following:

The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  The Fund will invest in Underlying Funds such that 80% of the assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest primarily among various equity classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund's investment adviser ("Curian Capital" or the "Adviser") considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Equity and International investment categories to be funds that invest primarily in equity securities. To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest in those that invest primarily in equity securities.  The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In the section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for Curian Guidance – Equity 100 Fund, please delete the paragraph following the list of Underlying Funds available for investment in its entirety and replace it with the following:

The Fund seeks to achieve the primary objective of long-term growth of capital through adjusting allocations of its assets to Underlying Funds that invest among various equity classes, as well as non-traditional investments, by considering, among other things, both long- and short-term market and economic conditions.  These investments may include Underlying Funds that invest in both domestic and international stocks of large established companies as well as stocks of smaller companies with what each Sub-Adviser of the Underlying Funds believes to be above-average growth potential.  The Fund may also invest in Underlying Funds that invest exclusively in companies domiciled in emerging markets.  Investments in Underlying Funds that invest in equity-oriented securities are complemented by allocations to Underlying Funds that invest in non-traditional investments.  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

In the section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for Curian Guidance – Fixed Income 100 Fund, please delete the first, second, and third paragraphs in their entirety and replace them with the following:

The Fund seeks to achieve its objective by investing in Underlying Funds representing various asset classes and strategies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, or JNL Investors Series Trust.  Not all Funds of the Curian Variable Series Trust, JNL Series Trust, JNL Variable Fund LLC, and JNL Investors Series Trust are available as Underlying Funds.  The Fund will invest in Underlying Funds such that 80% of the assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities) of issuers in the U.S. and foreign countries, including emerging markets.  The Fund allocates its assets to Underlying Funds that invest primarily among various fixed income classes, as well as non-traditional investments.  Derivative instrument holdings within the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.  In determining allocations to any particular Underlying Fund, Curian Capital, LLC, the Fund's investment adviser ("Curian Capital" or the "Adviser") considers, among other things, both long- and short-term market and economic conditions, historical performance of each Underlying Fund, and expected long-term performance of each Underlying Fund, as well as diversification to control overall portfolio risk exposure.  Allocations among the Underlying Funds are periodically reviewed and may be revised, based on changing market and economic conditions that may affect specific Underlying Funds or asset classes.

The Adviser reserves the right to replace or add to Underlying Funds or other securities in its asset allocation model at any time.

The Fund considers the Underlying Funds in the Domestic/Global Fixed Income and International Fixed Income investment categories to be funds that invest primarily in fixed income securities.  To the extent the Fund invests in Underlying Funds in the Sector and Specialty investment categories, it intends to invest those that invest primarily in fixed income securities.  The Fund considers the Underlying Funds in the Alternative Assets and Alternative Strategies investment categories to be funds that invest primarily in alternative assets and employ alternative strategies.

In the section entitled "Additional Information About Each Fund" under "Principal Investment Strategies" for Curian Guidance – Fixed Income 100 Fund, please delete the paragraph following the list of Underlying Funds available for investment in its entirety and replace it with the following:

The Fund seeks to achieve the primary objective of income and total return, through adjusting allocations of its assets to Underlying Funds that invest among various fixed income classes, as well as non-traditional investments, by considering, among other things, both long- and short-term market and economic conditions.  Fixed income allocations may include bonds of U.S. issuers as well as foreign bonds from developed and emerging markets that may be denominated in currencies other than the U.S. dollar.  The Fund may also invest in Underlying Funds that invest in investment-grade securities as well as high-yield, high-risk bonds, commonly referred to as "junk bonds."  Non-traditional investments may include Underlying Funds that invest in commodities, currencies, real estate, infrastructure, and other less than traditional investment strategies such as include derivatives, options, and short selling of securities.

In the section entitled "Additional Information About Each Fund" under "Principal Risks of Investing in the Fund" for Curian Guidance – Fixed Income 100 Fund, please delete "Equity securities risk."

This Supplement is dated September 15, 2014.

Supplement Dated September15, 2014
To The Statement of Additional Information
Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please delete all references to the Curian Guidance – Institutional Alt 100 Conservative Fund and replace them with Curian Guidance – Alt 100 Conservative Fund.

Please delete all references to the Curian Guidance – Institutional Alt 100 Moderate Fund and replace them with Curian Guidance – Alt 100 Moderate Fund.

Please delete all references to the Curian Guidance – Institutional Alt 100 Growth Fund and replace them with Curian Guidance – Alt 100 Growth Fund.

Please delete all references to the Curian Guidance – International Opportunities Conservative Fund and replace them with Curian Guidance – International Conservative Fund.

Please delete all references to the Curian Guidance – International Opportunities Moderate Fund and replace them with Curian Guidance – International Moderate Fund.

Please delete all references to the Curian Guidance – International Opportunities Growth Fund and replace them with Curian Guidance – International Growth Fund.

Please delete all references to the Curian/CenterSquare International REIT Fund and replace them with Curian/CenterSquare International Real Estate Securities Fund.

This supplement is dated September 15, 2014.

(To be used with CMV8711 04/14 and CMV8711PROXY 04/14.)

1